PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) $ in Millions, R in Billions				1 Months Ended
	Nov. 16, 2016 USD ($)	Nov. 16, 2016 ZAR (R)	Sep. 01, 2009 producer	Aug. 31, 2018 USD ($)	Aug. 31, 2013 producer	Mar. 31, 2012	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 producer
Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs									3
ArcelorMittal Brasil S.A. | Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff							4
Damages sought | $								$ 58
ArcelorMittal South Africa Ltd. (AMSA) | Competition and antitrust claims
Disclosure of other provisions [line items]
Damages sought, percent of annual revenues			10.00%
Amount awarded to other party	$ 110	R 1.5
ArcelorMittal South Africa Ltd. (AMSA) | Claims Related To Alleged Concerted Practice With Highveld
Disclosure of other provisions [line items]
Damages sought, period under review						10 years
South Africa | Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs			4		4
Number of steel producers under investigation			1
Germany | ArcelorMittal Commercial Long Deutschland GmbH
Disclosure of other provisions [line items]
Payments for settlements | $				$ 146